Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	333-255894
Entity Registrant Name	IR-MED INC.
Entity Central Index Key	0001839133
Entity Tax Identification Number	84-4516398
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	ZHR Industrial Zone
Entity Address, City or Town	Rosh Pina
Entity Address, Country	IL
City Area Code	+ 972
Local Phone Number	-4-655-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable